Schedule of Investments

ARK Israel Innovative Technology ETF

October 31, 2025 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–96.4%

Aerospace & Defense - 8.2%
Aryt Industries Ltd. (Israel)	167,531	$2,211,844
Bet Shemesh Engines Holdings 1997 Ltd. (Israel)*	9,322	1,929,656
Elbit Systems Ltd. (Israel)	4,181	2,001,676
Orbit Technologies Ltd. (Israel)	175,964	2,075,851
TAT Technologies Ltd.*	51,061	2,193,847
Total Aerospace & Defense		10,412,874

Automobile Components - 1.5%
Mobileye Global, Inc., Class A (Israel)*	144,576	1,901,174

Biotechnology - 2.0%
UroGen Pharma Ltd.*	122,865	2,515,047

Capital Markets - 1.6%
Etoro Group Ltd., Class A (Israel)*	54,815	2,031,444

Communications Equipment - 5.0%
AudioCodes Ltd. (Israel)	224,484	2,004,642
Gilat Satellite Networks Ltd. (Israel)*	150,412	2,179,470
Ituran Location and Control Ltd. (Israel)	55,447	2,135,264
Total Communications Equipment		6,319,376

Diversified Telecommunication - 1.7%
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	1,049,550	2,148,736

Electronic Equipment, Instruments & Components - 4.9%
Nayax Ltd. (Israel)*	44,644	1,868,816
RP Optical Lab Ltd. (Israel)*	395,861	2,177,056
Telsys Ltd. (Israel)	35,715	2,159,264
Total Electronic Equipment, Instruments & Components		6,205,136

Entertainment - 1.7%
Playtika Holding Corp.	596,523	2,189,239

Health Care Equipment & Supplies - 3.3%
Brainsway Ltd. (Israel)*(a)	128,775	2,169,859
Inmode Ltd.*	137,228	2,026,858
Total Health Care Equipment & Supplies		4,196,717

Health Care Providers & Servic - 1.5%
Nano-X Imaging Ltd. (Israel)*	513,176	1,862,829

Hotels Restaurants & Leisure - 1.6%
Holmes Place International Ltd. (Israel)	906,005	2,069,788

Hotels, Restaurants & Leisure - 5.1%
Fattal Holdings 1998 Ltd. (Israel)*	11,987	2,175,241
Isrotel Ltd. (Israel)	54,972	2,176,307
Issta Ltd. (Israel)	64,320	2,100,277
Total Hotels, Restaurants & Leisure		6,451,825

Interactive Media & Services - 1.9%
Taboola.com Ltd. (Israel)*	687,941	2,455,949

IT Services - 6.8%
Malam - Team Ltd. (Israel)*	50,164	2,153,767
Matrix IT Ltd. (Israel)	56,200	2,076,595
One Software Technologies Ltd. (Israel)	80,820	2,172,017
Wix.com Ltd. (Israel)*	15,693	2,283,959
Total IT Services		8,686,338

Machinery - 1.5%
Stratasys Ltd.*	182,148	1,934,412
Investments	Shares	Value

Media - 1.6%
Perion Network Ltd. (Israel)*	222,098	$2,065,511

Personal Care Products - 1.5%
Oddity Tech Ltd., Class A (Israel)*	42,332	1,915,523

Pharmaceuticals - 3.3%
MediWound Ltd. (Israel)*	107,604	1,972,381
Teva Pharmaceutical Industries Ltd. (Israel)*(a)	106,324	2,177,516
Total Pharmaceuticals		4,149,897

Professional Services - 4.7%
Danel Adir Yeoshua Ltd. (Israel)	12,849	1,778,422
Fiverr International Ltd.*	94,771	2,145,615
Hilan Ltd. (Israel)	25,401	2,001,085
Total Professional Services		5,925,122

Semiconductors & Semiconductor Equipment - 8.6%
Camtek Ltd. (Israel)*	17,086	2,115,588
Nova Ltd. (Israel)*	6,303	2,172,266
Qualitau Ltd. (Israel)	14,181	2,176,035
Tower Semiconductor Ltd. (Israel)*	27,911	2,377,180
Valens Semiconductor Ltd. (Israel)*	1,177,967	2,155,680
Total Semiconductors & Semiconductor Equipment		10,996,749

Software - 25.1%
Allot Ltd. (Israel)*	204,471	1,991,089
Cellebrite DI Ltd. (Israel)*	115,360	1,968,042
Check Point Software Technologies Ltd. (Israel)*	11,130	2,177,918
Cognyte Software Ltd. (Israel)*	262,058	2,188,184
CyberArk Software Ltd.*	4,293	2,235,709
JFrog Ltd.*	44,743	2,124,398
Magic Software Enterprises Ltd. (Israel)	101,040	2,077,577
Monday.com Ltd.*	11,857	2,433,531
Nice Ltd. (Israel)*(a)	16,433	2,245,734
Pagaya Technologies Ltd., Class A*	75,271	2,024,037
RADCOM Ltd. (Israel)*	152,656	2,099,020
Radware Ltd. (Israel)*	83,334	2,135,850
Riskified Ltd., Class A*	450,197	2,129,432
Sapiens International Corp. NV (Israel)	48,549	2,090,034
SimilarWeb Ltd. (Israel)*	239,107	2,044,365
Total Software		31,964,920

Wireless Telecommunication Services - 3.3%
Cellcom Israel Ltd. (Israel)*	205,057	2,139,019
Partner Communications Co. Ltd. (Israel)	212,145	2,111,391
Total Wireless Telecommunication Services		4,250,410
Total Common Stocks
(Cost $96,841,238)		122,649,016
MONEY MARKET FUND–1.7%
Goldman Sachs Financial Square Treasury Obligations Fund, 3.94% (b)
(Cost $2,109,989)	2,109,989	2,109,989
Total Investments–98.1%
(Cost $98,951,227)		124,759,005
Other Assets in Excess of Liabilities–1.9%		2,398,862
Net Assets–100.0%		$127,157,867

*	Non-income producing security
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of October 31, 2025.

Schedule of Investments (Concluded)

ARK Israel Innovative Technology ETF

October 31, 2025 (Unaudited)

Country	Value	% of Net Assets

Israel	$98,696,891	77.6%
United States	26,062,114	20.5
Total Investments	124,759,005	98.1
Other Assets in Excess of Liabilities	2,398,862	1.9
Net Assets	$127,157,867	100.0%

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of October 31, 2025, based upon the three levels defined above:

ARK Israel Innovative Technology ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$122,649,016	$–	$–	$122,649,016
Money Market Fund	2,109,989	–	–	2,109,989
Total	$124,759,005	$–	$–	$124,759,005

‡	Please refer to the Schedule of Investments to view securities segregated by industry type.